Document and Entity Information (USD $)	12 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	KNM
Entity Registrant Name	KONAMI CORP
Entity Central Index Key	0001191141
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 390,061
Entity Common Stock, Shares Outstanding	138,612,321